Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000112720
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	EGLAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$186	1.65%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 226,818,248
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,538,227
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$226,818,248
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,538,227
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	1.6%
Utilities	2.9%
Energy	94.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Targa Resources Corporation	11.3%
Plains GP Holdings, L.P., Class A	11.0%
Energy Transfer, L.P.	9.9%
Cheniere Energy, Inc.	7.8%
Western Midstream Partners, L.P.	7.0%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
DT Midstream, Inc.	4.9%
TC Energy Corporation	4.9%
Hess Midstream, L.P., Class A	4.8%

C000124015
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class C Shares
Trading Symbol	EGLCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$269	2.40%

Expenses Paid, Amount	$ 269
Expense Ratio, Percent	2.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 226,818,248
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,538,227
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$226,818,248
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,538,227
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	1.6%
Utilities	2.9%
Energy	94.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Targa Resources Corporation	11.3%
Plains GP Holdings, L.P., Class A	11.0%
Energy Transfer, L.P.	9.9%
Cheniere Energy, Inc.	7.8%
Western Midstream Partners, L.P.	7.0%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
DT Midstream, Inc.	4.9%
TC Energy Corporation	4.9%
Hess Midstream, L.P., Class A	4.8%

C000112721
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class I Shares
Trading Symbol	EGLIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$158	1.40%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 226,818,248
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,538,227
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$226,818,248
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,538,227
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	1.6%
Utilities	2.9%
Energy	94.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Targa Resources Corporation	11.3%
Plains GP Holdings, L.P., Class A	11.0%
Energy Transfer, L.P.	9.9%
Cheniere Energy, Inc.	7.8%
Western Midstream Partners, L.P.	7.0%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
DT Midstream, Inc.	4.9%
TC Energy Corporation	4.9%
Hess Midstream, L.P., Class A	4.8%

C000203318
Shareholder Report [Line Items]
Fund Name	Eagle Energy Infrastructure Fund
Class Name	Class N Shares
Trading Symbol	EGLNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.eaglemlpfund.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$142	1.26%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 226,818,248
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,538,227
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$226,818,248
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$1,538,227
Portfolio Turnover	32%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	1.6%
Utilities	2.9%
Energy	94.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Targa Resources Corporation	11.3%
Plains GP Holdings, L.P., Class A	11.0%
Energy Transfer, L.P.	9.9%
Cheniere Energy, Inc.	7.8%
Western Midstream Partners, L.P.	7.0%
Kinder Morgan, Inc.	4.9%
Williams Companies, Inc. (The)	4.9%
DT Midstream, Inc.	4.9%
TC Energy Corporation	4.9%
Hess Midstream, L.P., Class A	4.8%